Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases
December 31, 2021	$ 2,172
December 31, 2022	2,132
December 31, 2023	2,081
December 31, 2024	2,086
December 31, 2025	2,081
December 31, 2026 and thereafter	7,141
Total	17,693
Operating lease liabilities, including current portion	13,153	$ 14,201
Discount based on incremental borrowing rate	$ 4,540